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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 6/30/06

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Matador Capital Management

Address:  200 First Avenue North
          Suite 201
          St. Petersburg, FL 33701-3335

        CIK # - 0001054608




Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert Befumo
Title: Client Service Representative
Phone: 212-713-9187


Signature, Place, and Date of Signing:

Robert Befumo                   New York, NY                    07/26/06
---------------------     ---------------------------      -------------------
    [Signature]                [City, State]                     [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]



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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

-------   ---------------------------   --------------------------------

[Repeat as necessary.]







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                           FORM 13F INFORMATION TABLE

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     ITEM 1            ITEM 2       ITEM 3     ITEM 4     ITEM 5      ITEM 6         ITEM 7               ITEM 8
------------------     ------      --------   --------   --------  ---------------   --------    ------------------------
                                                                    INVEST. DISC.
                                              FAIR                            SHRD                   VOTING AUTHORITY
                       TITLE       CUSIP      MARKET     SHRS OR   SOLE SHRD OTHER    OTHER      SOLE   SHRD        NONE
  NAME OF ISSUER      OF CLASS     NUMBER     VALUE      PRN AMT   (A)  (B)  (C)     MANAGERS    (A)    (B)         (C)
------------------    --------    --------    --------    -------  ---------------   --------    ------------------------
ALLIED WASTE
  INDUSTRIES IN       COMMON      019589308   9,088,000      800,000 N     X                     EVER      800,000   0
AXS-ONE INC           COMMON      002458107      52,000       32,500 N     X                     EVER       32,500   0
BEARINGPOINT INC      COMMON      074002106   8,370,000    1,000,000 N     X                     EVER    1,000,000   0
BALLANTYNE OF
  OMAHA INC           OTC EQ      058516105      57,000       15,000 N     X                     EVER       15,000   0
CNET NETWORKS INC     OTC EQ      12613R104   6,384,000      800,000 N     X                     EVER      800,000   0
COHERENT INC
  W/RTS TO PUR        OTC EQ      192479103   6,748,000      200,000 N     X                     EVER      200,000   0
CAPSTONE
  TURBINE CORP        OTC EQ      14067D102     455,544      199,800 N     X                     EVER      199,800   0
COVANTA HOLDING
  CORPORATIO          COMMON      22282E102  23,827,500    1,350,000 N     X                     EVER    1,350,000   0
DATATRAK INTL INC     OTC EQ      238134100     719,000      100,000 N     X                     EVER      100,000   0
DIEBOLD INC           COMMON      253651103  10,155,000      250,000 N     X                     EVER      250,000   0
DISTRIBUTED
  ENERGY SYSTEMS      OTC EQ      25475V104   1,395,900      270,000 N     X                     EVER      270,000   0
DEVRY INC-DEL         COMMON      251893103   6,591,000      300,000 N     X                     EVER      300,000   0
FORGENT
  NETWORKS INC        OTC EQ      34629U103      67,010      100,000 N     X                     EVER      100,000   0
HOT TOPIC INC         OTC EQ      441339108   4,604,000      400,000 N     X                     EVER      400,000   0
HARRIS
  INTERACTIVE INC     OTC EQ      414549105     570,000      100,000 N     X                     EVER      100,000   0
INVESTOOLS INC        OTC EQ      46145P103     794,000      100,000 N     X                     EVER      100,000   0
IMPCO
  TECHNOLOGIES INC    OTC EQ      45255W106   1,387,100      130,000 N     X                     EVER      130,000   0
IMMUNICON CORP        OTC EQ      45260A107     390,750       75,000 N     X                     EVER       75,000   0
GARTNER GROUP
  INC NEW - CL        COMMON      366651107   3,550,000      250,000 N     X                     EVER      250,000   0
KODIAK OIL &
  GAS CORP            COMMON      50015Q100   1,386,000      350,000 N     X                     EVER      350,000   0
***KYOCERA
  CORP ADR            COMMON      501556203     707,525        9,100 N     X                     EVER        9,100   0
LIBERTY GLOBAL INC    OTC EQ      530555101   5,857,611      272,447 N     X                     EVER      272,447   0
LIBERTY GLOBAL INC    OTC EQ      530555309   7,713,750      375,000 N     X                     EVER      375,000   0
LIBERTY MEDIA
  HOLDING             OTC EQ      53071M302   8,377,004      100,000 N     X                     EVER      100,000   0
LIBERTY MEDIA
  HLDG CORP           OTC EQ      53071M104  17,260,004    1,000,000 N     X                     EVER    1,000,000   0
LEARNING
  TREE INTERNATIONA   OTC EQ      522015106   6,695,930      763,504 N     X                     EVER      763,504   0
MDC PARTNERS
  INC NEW CL A        OTC EQ      552697104   1,044,225      127,500 N     X                     EVER      127,500   0
MEDAREX INC           OTC EQ      583916101   5,766,000      600,000 N     X                     EVER      600,000   0
NEW HORIZONS
  WORLDWIDE INC       OTC EQ      645526104     300,000      400,000 N     X                     EVER      400,000   0
NRG ENERGY INC        COMMON      629377508   9,636,000      200,000 N     X                     EVER      200,000   0
NTN COMMUNICATIONS
  INC NEW             COMMON      629410309   3,064,970    1,977,400 N     X                     EVER    1,977,400   0
PDL BIOPHARMA INC     OTC EQ      69329Y104   5,523,000      300,000 N     X                     EVER      300,000   0
CATALINA
  MARKETING CORP      COMMON      148867104   1,485,612       52,200 N     X                     EVER       52,200   0
PRIMEDIA INC          COMMON      74157K101     503,250      275,000 N     X                     EVER      275,000   0
QLT INC               OTC EQ      746927102   3,186,000      450,000 N     X                     EVER      450,000   0
RF INDUSTRIES
  LTD                 OTC EQ      749552105     149,101       25,059 N     X                     EVER       25,059   0
REPUBLIC
  SERVICES INC        COMMON      760759100  48,408,000    1,200,000 N     X                     EVER    1,200,000   0
SPRINT NEXTEL
  CORPORATION         COMMON      852061100  19,990,000    1,000,000 N     X                     EVER    1,000,000   0
STRATEGIC
  DIAGNOSTICS INC     OTC EQ      862700101   1,617,000      550,000 N     X                     EVER      550,000   0
SIX FLAGS INC         COMMON      83001P109  13,207,000    2,350,000 N     X                     EVER    2,350,000   0
SUPPORT.COM INC       OTC EQ      868587106     236,400       60,000 N     X                     EVER       60,000   0
GREENFIELD
  ONLINE INC          OTC EQ      395150105     741,000      100,000 N     X                     EVER      100,000   0
TEVA PHARMACEUTICAL
  INDUST              OTC EQ      881624209   6,791,850      215,000 N     X                     EVER      215,000   0
WASTE CONNECITONS
  INC                 COMMON      941053100  14,560,000      400,000 N     X                     EVER      400,000   0
WILLIAMS
  COMPANIES INC       COMMON      969457100  81,760,000    3,500,000 N     X                     EVER    3,500,000   0
WASTE MANAGEMENT
  INC NEW             COMMON      94106L109  10,764,000      300,000 N     X                     EVER      300,000   0



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